Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Maturity of Lease Liabilities
Maturity analysis of contractual undiscounted cash flows of the lease liabilities is detailed below:

	December 31,
	2024	2023
Due within 1 year	1,931	1,717
After 1 to 5 years	8,213	6,540
After 5 to 10 years	13,827	12,368
Total undiscounted lease liabilities	23,971	20,625

Short-term	1,217	1,143
Long-term	18,015	15,564
Lease liabilities included in the consolidated statement of financial position	19,232	16,707
Amounts recognized in the consolidated statement of cash flows:

	December 31,
	2024	2023
Payments of lease liabilities	1,091	1,032

	December 31,
	2024	2023	2022
Interest on lease liabilities	(620)	(584)	(579)